Net Income and Other Comprehensive Income (Loss) - Employee Benefit Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure Of Employee Benefit Expenses [Line Items]
Defined contribution plans	$ 640		$ 594	$ 544
Defined benefit plans pension costs recognized in profit and loss	2,953		2,834	2,822
Post-employment benefit	3,593		3,428	3,366
Compensation cost of share-based payment transactions	17	$ 1	22	17
Salaries	26,204		25,760	25,985
Insurance	2,740		2,748	2,652
Others	14,470		15,449	15,730
Other employee benefit	43,414		43,957	44,367
Employee benefit expenses	47,024		47,407	47,750
Summary by functions
Compensation distributed to the employees			1,596	1,702
Remuneration paid to the directors			41	42
Operating costs [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Defined benefit plans pension costs recognized in profit and loss	1,796		1,734	1,732
Employee benefit expenses	24,367		24,725	25,190
Operating expenses [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Employee benefit expenses	$ 22,657		$ 22,682	$ 22,560